ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock based compensation expense
Stock-based compensation expense recognized	$ 293	$ 603	$ 504
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized	28	97	87
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	151	258	236
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 114	$ 248	$ 181